UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03342

SIT MID CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2015

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

Sit Mid Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Sit Mid Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 98.2%
Commercial Services - 5.4%
55,300	Cardtronics, Inc. *	2,079,280
19,900	Equifax, Inc.	1,850,700
17,900	Moody’s Corp.	1,858,020
29,500	Robert Half International, Inc.	1,785,340
13,000	Towers Watson & Co.	1,718,405

		9,291,745

Communications - 1.2%
18,300	SBA Communications Corp. *	2,142,930

Consumer Durables - 3.7%
15,300	Carlisle Cos., Inc.	1,417,239
14,900	Polaris Industries, Inc.	2,102,390
19,600	Snap-On, Inc.	2,882,376

		6,402,005

Consumer Non-Durables - 4.1%
48,900	Coca-Cola Enterprises, Inc.	2,161,380
13,600	G-III Apparel Group, Ltd. *	1,532,040
77,000	Iconix Brand Group, Inc. *	2,592,590
12,700	Michael Kors Holdings, Ltd. *	835,025

		7,121,035

Consumer Services - 6.8%
21,400	AMC Networks, Inc. *	1,640,096
4,000	Chipotle Mexican Grill, Inc. *	2,602,160
38,700	Dunkin’ Brands Group, Inc.	1,840,572
38,300	H&R Block, Inc.	1,228,281
50,200	Lions Gate Entertainment Corp.	1,702,784
33,832	Marriott International, Inc.	2,717,386

		11,731,279

Electronic Technology - 9.0%
60,000	Applied Materials, Inc.	1,353,600
29,800	Avago Technologies, Ltd.	3,784,004
87,400	Ciena Corp. *	1,687,694
10,400	F5 Networks, Inc. *	1,195,376
58,400	Skyworks Solutions, Inc.	5,740,136
11,300	Synaptics, Inc. *	918,746
21,400	Xilinx, Inc.	905,220

		15,584,776

Energy Minerals - 2.9%
23,800	Continental Resources, Inc. *	1,039,346
41,800	Gulfport Energy Corp. *	1,919,038
19,505	Marathon Petroleum Corp.	1,997,118

		4,955,502

Finance - 8.8%
8,300	Affiliated Managers Group, Inc. *	1,782,674
20,700	Ameriprise Financial, Inc.	2,708,388
37,000	Arthur J Gallagher & Co.	1,729,750
23,100	Discover Financial Services	1,301,685

Quantity	Name of Issuer	Fair Value ($)

27,800	First Republic Bank	1,587,102
6,700	Intercontinentalexchange Group, Inc.	1,562,909
14,700	PacWest Bancorp	689,283
14,600	Signature Bank/New York NY *	1,891,868
24,500	T Rowe Price Group, Inc.	1,984,010

		15,237,669

Health Services - 4.7%
42,200	Acadia Healthcare Co., Inc. *	3,021,520
5,600	Amsurg Corp. *	344,512
23,400	Express Scripts Holding Co. *	2,030,418
13,600	Stericycle, Inc. *	1,909,848
15,200	Team Health Holdings, Inc. *	889,352

		8,195,650

Health Technology - 11.6%
15,135	Actavis, PLC *	4,504,544
12,000	Alexion Pharmaceuticals, Inc. *	2,079,600
12,200	Align Technology, Inc. *	656,177
18,200	Celgene Corp. *	2,098,096
9,600	Jazz Pharmaceuticals, PLC *	1,658,784
17,500	Mylan NV *	1,038,625
5,100	Salix Pharmaceuticals, Ltd. *	881,331
31,100	St. Jude Medical, Inc.	2,033,940
19,650	Thermo Fisher Scientific, Inc.	2,639,781
13,300	Vertex Pharmaceuticals, Inc. *	1,569,001
7,175	Zimmer Holdings, Inc.	843,206

		20,003,085

Industrial Services - 3.0%
20,900	Jacobs Engineering Group, Inc. *	943,844
12,600	Oceaneering International, Inc.	679,518
8,250	Schlumberger, Ltd.	688,380
58,900	Waste Connections, Inc.	2,835,446

		5,147,188

Non-Energy Minerals - 0.9%
19,100	Eagle Materials, Inc.	1,595,996

Process Industries - 5.1%
7,900	Airgas, Inc.	838,269
31,200	Ecolab, Inc.	3,568,656
29,600	FMC Corp.	1,694,600
18,800	International Paper Co.	1,043,212
25,300	Scotts Miracle-Gro Co.	1,699,401

		8,844,138

Producer Manufacturing - 7.8%
24,000	AMETEK, Inc.	1,260,960
13,200	Cummins, Inc.	1,830,048
18,400	Delphi Automotive, PLC	1,467,216
31,700	Hexcel Corp.	1,630,014
21,300	Ingersoll-Rand, PLC	1,450,104
25,700	ITT Corp.	1,025,687
7,200	Parker-Hannifin Corp.	855,216

See accompanying notes to schedule of investments.

MARCH 31, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Sit Mid Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

30,300	Trinity Industries, Inc.	1,075,953
49,100	Tyco International, PLC	2,114,246
3,300	WW Grainger, Inc.	778,173

		13,487,617

Retail Trade - 8.6%
49,400	Dick’s Sporting Goods, Inc.	2,815,306
34,600	Finish Line, Inc.	848,392
50,300	Macy’s, Inc.	3,264,973
17,100	Nordstrom, Inc.	1,373,472
55,300	TJX Cos., Inc.	3,873,765
18,300	Ulta Salon Cosmetics & Fragrance, Inc. *	2,760,555

		14,936,463

Technology Services - 9.8%
25,100	ANSYS, Inc. *	2,213,569
48,205	Aspen Technology, Inc. *	1,855,410
13,100	Autodesk, Inc. *	768,184
36,400	Cognizant Technology Solutions Corp. *	2,270,996
17,900	CommVault Systems, Inc. *	782,230
24,800	Dealertrack Technologies, Inc. *	955,296
24,000	Euronet Worldwide, Inc. *	1,410,000
19,100	Informatica Corp. *	837,631
2,150	priceline.com, Inc. *	2,502,922
19,400	Ultimate Software Group, Inc. *	3,297,127

		16,893,365

Quantity	Name of Issuer	Fair Value ($)

Transportation - 3.4%
36,900	Alaska Air Group, Inc.	2,442,042
22,200	Ryder System, Inc.	2,106,558
49,000	Swift Transportation Co. *	1,274,980

		5,823,580

Utilities - 1.4%
48,200	Calpine Corp. *	1,102,334
27,800	Wisconsin Energy Corp.	1,376,100

		2,478,434

Total Common Stocks (cost: $102,786,201)		169,872,457

Total Investments in Securities - 98.2% (cost: $102,786,201)		169,872,457
Other Assets and Liabilities, net - 1.8%		3,152,949

Total Net Assets - 100.0%		$173,025,406

* Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks **	169,872,457	—	—	169,872,457
Total:	169,872,457	—	—	169,872,457

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of March 31, 2015 is included with the Fund’s schedule of investments.

At March 31, 2015, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Mid Cap Growth	$68,561,797	($1,475,541)	$67,086,256	$102,786,201

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	April 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	April 30, 2015

By:	/s/Roger J. Sit

Roger J. Sit

Chairman

Date:	April 30, 2015